Financial instruments - Fair values and risk management - Tanker market risk scenario (Details) - Market risk - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible change in risk variable, amount	$ 1,000	$ 1,000	$ 1,000
Increase in risk variable, impact on profit (loss)	43,694,000	14,521,000	20,252,000
Decrease in risk variable, impact on profit (loss)	$ (43,694,000)	$ (14,521,000)	$ (20,252,000)